UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 11.7%
Auto Components - 1.4%
Johnson Controls, Inc.	36,400	$1,798,160

Automobiles - 0.7%
Harley-Davidson, Inc.	13,525	893,462

Distributors - 0.5%
LKQ Corp. (a)	22,175	618,461

Household Durables - 1.4%
D.R. Horton, Inc.	32,125	788,990
Jarden Corp. (a)	15,035	924,201
		1,713,191
Leisure Products - 0.5%
Brunswick Corp.	13,525	605,785

Media - 2.5%
The Walt Disney Co.	16,000	1,292,960
Time Warner Inc.	13,225	887,794
Viacom Inc. Class B	10,800	947,484
		3,128,238
Multiline Retail - 3.0%
Kohl's Corp.	29,685	1,668,000
Target Corp.	32,610	2,039,429
		3,707,429
Specialty Retail - 1.0%
Bed Bath & Beyond Inc. (a)	18,800	1,275,016

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	12,900	945,312

Consumer Staples - 7.4%
Beverages - 1.3%
PepsiCo, Inc.	19,650	1,573,375

Food & Staples Retailing - 4.6%
CVS Caremark Corp.	17,850	1,305,549
Walgreen Co.	39,125	2,658,544
Wal-Mart Stores, Inc.	23,825	1,779,727
		5,743,820
Household Products - 1.5%
The Procter & Gamble Co.	23,425	1,842,610

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 13.3%
Energy Equipment & Services - 2.1%
Helmerich & Payne, Inc.	6,325	$624,594
Schlumberger Ltd.	21,394	1,989,642
		2,614,236
Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.	12,992	1,093,407
Apache Corp.	14,700	1,165,563
Chevron Corp.	18,970	2,187,810
Devon Energy Corp.	25,175	1,621,773
EOG Resources, Inc.	6,850	1,297,527
Exxon Mobil Corp.	35,420	3,409,883
Noble Energy, Inc.	18,650	1,282,374
PetroChina Co. Ltd. ADR	11,550	1,219,680
Southwestern Energy Co. (a)	14,375	594,263
		13,872,280
Financials - 17.5%
Banks - 4.9%
Associated Banc-Corp	76,715	1,280,373
CIT Group Inc.	25,750	1,253,510
First Horizon National Corp.	109,885	1,315,323
PNC Financial Services Group, Inc.	12,055	985,858
SunTrust Banks, Inc.	16,750	631,140
Zions Bancorporation	21,750	678,600
		6,144,804
Capital Markets - 2.3%
Northern Trust Corp.	19,795	1,224,321
State Street Corp.	25,600	1,681,152
		2,905,473
Consumer Finance - 0.5%
Discover Financial Services	11,395	653,845

Diversified Financial Services - 7.7%
Bank of America Corp.	181,850	3,005,980
Citigroup Inc.	50,850	2,472,835
JPMorgan Chase & Co.	43,675	2,481,613
MSCI Inc. (a)	35,700	1,560,447
		9,520,875
Insurance - 1.0%
Aflac, Inc.	19,710	1,263,017

Real Estate Investment Trusts - 1.1%
DiamondRock Hospitality Co.	53,350	673,277
Host Hotels & Resorts Inc.	32,325	635,833
		1,309,110

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 10.8%
Biotechnology - 3.0%
Amgen Inc.	7,790	$966,116
Celgene Corp. (a)	7,500	1,205,625
Exact Sciences Corp. (a)	114,000	1,533,300
		3,705,041
	Health Care Equipment & Supplies - 3.6%
Baxter Int'l. Inc.	18,710	1,300,345
Hologic, Inc. (a)	60,725	1,322,591
Medtronic, Inc.	10,965	649,786
ResMed Inc.	13,525	595,371
Zimmer Holdings, Inc.	6,575	616,998
		4,485,091
	Health Care Providers & Services - 3.2%
Express Scripts Holding Co. (a)	32,100	2,417,451
McKesson Corp.	8,600	1,522,630
		3,940,081
Pharmaceuticals - 1.0%
Johnson & Johnson	13,260	1,221,511

Industrials - 12.3%
Air Freight & Logistics - 1.0%
FedEx Corp.	8,850	1,179,971

Building Products - 1.4%
Masco Corp.	73,400	1,713,890

	Commercial Services & Supplies - 0.6%
Mobile Mini, Inc.	15,550	699,906

Electrical Equipment - 4.3%
ABB Ltd. ADR	84,575	2,154,971
Emerson Electric Co.	24,125	1,574,397
Rockwell Automation, Inc.	12,975	1,593,849
		5,323,217
Industrial Conglomerates - 3.5%
General Electric Co.	97,950	2,494,786
3M Co.	13,595	1,831,654
		4,326,440
Machinery - 1.5%
Illinois Tool Works Inc.	15,075	1,243,688
Ingersoll-Rand PLC	10,075	615,986
		1,859,674

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 25.8%
Communications Equipment - 6.4%
Cisco Systems, Inc.	118,435	$2,581,883
JDS Uniphase Corp. (a)	203,035	2,797,822
Qualcomm, Inc.	33,830	2,547,061
		7,926,766
Electronic Equipment, Instruments & Components - 1.1%
Maxwell Technologies, Inc. (a)	133,450	1,363,859

Internet Software & Services - 2.8%
eBay Inc. (a)	18,570	1,091,359
Google Inc. Class A (a)	2,030	2,467,769
		3,559,128
IT Services - 1.8%
Alliance Data Systems Corp. (a)	3,325	947,991
Visa Inc. Class A	5,620	1,269,783
		2,217,774
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	38,575	1,400,658
Broadcom Corp. Class A (a)	69,915	2,077,874
Intel Corp.	88,225	2,184,451
Linear Technology Corp.	20,770	972,867
Maxim Integrated Products, Inc.	33,855	1,107,397
		7,743,247
Software - 5.3%
Electronic Arts Inc. (a)	32,635	933,035
Microsoft Corp.	103,051	3,947,884
Oracle Corp.	43,000	1,681,730
		6,562,649
Technology Hardware, Storage & Peripherals - 2.2%
EMC Corp.	51,975	1,370,581
Hewlett-Packard Co.	47,500	1,419,300
		2,789,881
Materials - 1.0%
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold Inc.	36,200	1,180,844

TOTAL COMMON STOCKS (COST $101,701,023)		123,927,469

4

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.042% (b)	35,612	$35,612

Total Money Market Funds		35,612

TOTAL SHORT-TERM INVESTMENTS (COST $35,612)		35,612

TOTAL INVESTMENTS - 99.8% (COST $101,736,635)		123,963,081

NET OTHER ASSETS AND LIABILITIES - 0.2%		236,801

NET ASSETS - 100.0%		$124,199,882

(a)	Non-income producing security.
(b)	Interest rate shown represents the 7-day yield at February 28, 2014.

ADR: American Depositary Receipt
PLC: Public Limited Company

At February 28, 2014, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$102,036,431
Unrealized appreciation	$23,586,131
Unrealized depreciation	$(1,659,481)
Net unrealized appreciation (depreciation)	$21,926,650

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 17.9%
Auto Components - 1.0%
Allison Transmission Holdings, Inc.	12,075	$359,593

Automobiles - 1.0%
Harley-Davidson, Inc.	5,475	361,678

Distributors - 0.9%
LKQ Corp. (a)	12,070	336,632

Hotels, Restaurants & Leisure - 1.6%
Darden Restaurants, Inc.	11,475	585,913

Household Durables - 2.2%
D.R. Horton, Inc.	7,950	195,252
Jarden Corp. (a)	9,812	603,144
		798,396
Leisure Products 1.0%
Brunswick Corp.	8,325	372,877

Multiline Retail - 3.1%
Kohl's Corp.	11,735	659,390
Nordstrom, Inc.	7,350	451,878
		1,111,268
Specialty Retail - 4.0%
Bed Bath & Beyond Inc. (a)	9,555	648,020
Chico's FAS, Inc.	15,450	255,389
Jos. A. Bank Clothiers, Inc. (a)	5,985	371,549
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,075	186,107
		1,461,065
Textiles, Apparel & Luxury Goods - 3.1%
Coach, Inc.	11,055	539,595
Hanesbrands, Inc.	8,015	587,339
		1,126,934
Consumer Staples - 2.8%
Food & Staples Retailing - 1.0%
The Fresh Market, Inc. (a)	11,000	368,500

Food Producers - 1.8%
Ingredion Inc.	2,700	177,768
McCormick & Co., Inc.	2,043	135,655
The J. M. Smucker Co.	3,512	351,235
		664,658

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 8.6%
Energy Equipment & Services - 2.5%
Cameron Int'l. Corp. (a)	2,925	$187,376
Dresser-Rand Group, Inc. (a)	4,395	238,780
FMC Technologies, Inc. (a)	3,325	167,048
Helmerich & Payne, Inc.	2,995	295,756
		888,960
Oil, Gas & Consumable Fuels - 6.1%
Bill Barrett Corp. (a)	6,015	152,420
Cameco Corp.	7,750	188,015
Denbury Resources Inc.	5,210	85,236
Encana Corp.	14,275	270,940
Goodrich Petroleum Corp. (a)	10,300	140,286
Murphy Oil Corp.	3,551	210,823
Noble Energy, Inc.	9,175	630,873
Oasis Petroleum Inc. (a)	3,950	172,102
Range Resources Corp.	1,985	170,809
Southwestern Energy Co. (a)	4,175	172,595
		2,194,099
Financials - 19.8%
Banks - 7.7%
Associated Banc-Corp	36,755	613,441
CIT Group Inc.	11,205	545,459
First Horizon National Corp.	61,645	737,891
Regions Financial Corp.	16,985	180,720
SunTrust Banks, Inc.	9,245	348,352
Zions Bancorporation	11,460	357,552
		2,783,415
Capital Markets - 2.4%
Eaton Vance Corp.	6,570	248,609
Northern Trust Corp.	9,780	604,893
		853,502
Consumer Finance - 1.2%
Discover Financial Services	7,829	449,228

Diversified Financial Services - 1.9%
MSCI Inc. (a)	15,910	695,426

Insurance - 1.6%
Cincinnati Financial Corp.	5,040	236,275
Unum Group	10,005	347,974
		584,249
Real Estate Investment Trusts - 4.2%
Annaly Capital Management Inc.	36,675	410,026
DiamondRock Hospitality Co.	29,875	377,022
Host Hotels & Resorts Inc.	18,135	356,715
LaSalle Hotel Properties	11,320	354,769
		1,498,532
Thrifts & Mortgage Finance - 0.8%
Flagstar Bancorp, Inc. (a)	13,025	288,374

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 14.7%
Biotechnology - 2.7%
Exact Sciences Corp. (a)	41,275	$555,149
Myriad Genetics, Inc. (a)	11,925	431,804
		986,953
Health Care Equipment & Supplies - 5.0%
Hologic, Inc. (a)	21,325	464,458
Masimo Corp. (a)	5,750	146,913
Natus Medical Inc. (a)	10,575	265,433
ResMed Inc.	13,471	592,993
Zimmer Holdings, Inc.	3,550	333,132
		1,802,929
Health Care Providers & Services - 4.6%
Catamaran Corp. (a)	6,950	313,306
Hanger, Inc. (a)	9,850	349,182
Henry Schein, Inc. (a)	2,244	267,126
McKesson Corp.	2,145	379,772
Patterson Cos., Inc.	8,380	344,921
		1,654,307
Health Care Technology - 1.9%
MedAssets Inc. (a)	28,465	691,415

Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	1,010	173,205

Industrials - 11.5%
Air Freight & Logistics - 0.9%
Expeditors Int'l. of Washington, Inc.	7,850	310,154

Building Products - 2.3%
Masco Corp.	22,500	525,375
USG Corp. (a)	8,750	309,138
		834,513
Commercial Services & Supplies - 1.5%
Cintas Corp.	4,370	265,084
Mobile Mini, Inc.	6,520	293,465
		558,549
Electrical Equipment - 2.6%
Regal-Beloit Corp.	5,405	398,294
Rockwell Automation, Inc.	4,400	540,496
		938,790
Machinery - 3.5%
Ingersoll-Rand PLC	8,400	513,576
Mueller Water Products, Inc. Class A	18,725	180,696
SPX Corp.	5,225	562,628
		1,256,900
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	1,013	258,335

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 18.8%
Communications Equipment - 2.3%
JDS Uniphase Corp. (a)	59,431	$818,959

Electronic Equipment, Instruments & Components - 2.9%
InvenSense Inc. (a)	13,200	265,980
Maxwell Technologies, Inc. (a)	75,625	772,887
		1,038,867
Internet Software & Services - 1.5%
Liquidity Services, Inc. (a)	21,425	548,908

IT Services - 2.0%
Alliance Data Systems Corp. (a)	1,650	470,431
Fiserv, Inc. (a)	4,419	256,523
		726,954
Semiconductors & Semiconductor Equipment - 7.7%
Altera Corp.	11,550	419,380
Broadcom Corp. Class A (a)	26,630	791,444
Cavium Inc. (a)	13,525	569,808
Linear Technology Corp.	7,665	359,029
Maxim Integrated Products, Inc.	19,241	629,373
		2,769,034
Software - 1.5%
Electronic Arts Inc. (a)	9,490	271,319
Take-Two Interactive Software, Inc. (a)	13,535	267,587
		538,906
Technology Hardware, Storage & Peripherals - 0.9%
Stratasys Ltd. (a)	1,325	168,447
3D Systems Corp. (a)	1,850	140,526
		308,973
Materials - 4.0%
Chemicals - 3.0%
Ecolab Inc.	4,956	534,009
Int'l. Flavors & Fragrances Inc.	6,010	563,678
		1,097,687
Metals & Mining - 1.0%
Lundin Mining Corp. (a)	37,900	180,404
Stillwater Mining Co. (a)	12,825	173,651
		354,055
Utilities - 1.8%
Electric Utilities - 0.5%
Pepco Holdings, Inc.	9,238	188,363

Multi-Utilities - 1.3%
MDU Resources Group, Inc.	5,200	176,592
SCANA Corp.	5,625	278,438
		455,030

TOTAL COMMON STOCKS (COST $29,041,779)		36,095,085

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.042% (b)	816	$816

Total Money Market Funds		816

TOTAL SHORT-TERM INVESTMENTS (COST $816)		816

TOTAL INVESTMENTS - 99.9% (COST $29,042,595)		36,095,901

NET OTHER ASSETS AND LIABILITIES - 0.1%		22,485

NET ASSETS - 100.0%		$36,118,386

(a)	Non-income producing security.
(b)	Interest rate shown represents the 7-day yield at February 28, 2014.

PLC: Public Limited Company

At February 28, 2014, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$29,205,452
Unrealized appreciation	$7,445,008
Unrealized depreciation	$(554,559)
Net unrealized appreciation (depreciation)	$6,890,449

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS - 96.6%

Asset-Backed Securities - 7.2%
Ameritech Capital Funding Corp.
9.100% due 6/1/2016	$3,936	$4,390

AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (d)	40,803,296	42,333,419

Basketball Properties Ltd.
6.650% due 3/1/2025 (d)	5,458,554	5,953,066

Beaver Valley II Funding
9.000% due 6/1/2017	4,000	4,261

British Airways PLC
5.625% due 6/20/2020, Series 2013-1 (d)	30,160,000	32,271,200
5.625% due 6/20/2020, Series 2013-1 B (d)	100,000	107,000

Continental Airlines
9.250% due 5/10/2017, Series 2009-2 B	630,959	706,674
6.000% due 1/12/2019, Series 2010-1 B	67,245	70,859

Delta Air Lines
6.375% due 1/2/2016, Series 2010-1 B (d)	13,453,000	14,394,710
9.750% due 12/17/2016, Series 2009-1 B	815,566	925,668
6.821% due 8/10/2022, Series 2007-1 A	9,997,835	11,685,470
6.718% due 1/2/2023, Series 2002-1 G-1	4,357	5,054

Doric Nimrod Air Alpha
6.125% due 11/30/2019, Series 2013-1 (d)	19,000,000	19,902,500

Doric Nimrod Air Finance Alpha Ltd.
6.500% due 5/30/2021, Series 2012-1 B (d)	35,925,294	38,309,871

Express Pipeline LP
7.390% due 12/31/2017 (d)	2,078,000	2,236,140

Federal Express Corp.
7.630% due 1/1/2015, Series 1993	914,683	960,417
7.020% due 1/15/2016, Series 1998	1,525,620	1,601,901
7.840% due 1/30/2018, Series 1996	280,702	317,193

FPL Energy Caithness Funding Corp.
7.645% due 12/31/2018 (d)	1,869,856	1,965,524

General American Railcar
6.690% due 9/20/2016, Series 1997-1 (d)	239,849	252,441
7.760% due 8/20/2018, Series III (d)	927,430	977,022

Landmark Leasing LLC
6.200% due 10/1/2022, Series 2004A (d)	274,106	280,853

Maritimes & Northeast Pipeline LLC
7.500% due 5/31/2014 (d)	7,862,677	7,961,794

Midwest Family Housing LLC
5.168% due 7/1/2016 (d)	262,000	265,710

Norfolk Southern Railway Co.
6.150% due 4/1/2014	25,000	25,100

Northwest Airlines
7.691% due 4/1/2017, Series 2001-1 B	34,951	38,795
7.575% due 3/1/2019, Series 1999-2 A	1,212,514	1,358,016
7.150% due 10/1/2019, Series 2000-1 G (b)	35,064	38,570
7.027% due 11/1/2019, Series 2007-1 A	8,073,604	9,113,485
6.264% due 11/20/2021, Series 2002-1 G-2	631,640	674,971
7.041% due 4/1/2022, Series 2001-1 A-1	427,929	494,258

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Prologis, Inc.
7.810% due 2/1/2015	$670,200	$678,230

Total Asset-Backed Securities		195,914,562

Convertible Bonds - 0.3%
Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,309,000

Total Convertible Bonds		7,309,000

Corporate Bonds - 86.8%
Advance Auto Parts, Inc.
5.750% due 5/1/2020	21,826,000	24,405,768

Air Lease Corp.
4.500% due 1/15/2016	11,775,000	12,422,625
5.625% due 4/1/2017	26,060,000	28,796,300

Alcoa Inc.
5.720% due 2/23/2019	276,000	300,927

Ameren Corp.
8.875% due 5/15/2014	1,427,000	1,449,776

American Express
6.650% due 9/15/2015	90,000	97,119
6.900% due 9/15/2015	277,000	299,704

American Financial Group, Inc.
9.875% due 6/15/2019	1,751,000	2,277,459

American General Finance
6.000% due 10/15/2014	1,000,000	1,017,500
6.000% due 12/15/2014	1,000,000	1,015,125

American Standard Inc.
5.500% due 4/1/2015	50,000	52,418

Ameriprise Financial, Inc.
7.518% due 6/1/2066 (a)	3,329,000	3,686,867

Amphenol Corp.
4.750% due 11/15/2014	698,000	718,012

Amsouth Bank / Birmingham AL
5.200% due 4/1/2015	908,000	945,820

Arden Realty LP
5.250% due 3/1/2015	3,040,000	3,146,902

Astoria Financial Corp.
5.000% due 6/19/2017	30,082,000	32,620,560

Avnet, Inc.
5.875% due 3/15/2014	3,750,000	3,755,632
6.000% due 9/1/2015	225,000	241,218
6.625% due 9/15/2016	551,000	617,054

Avon Products, Inc.
5.750% due 3/1/2018	5,275,000	5,747,793
6.500% due 3/1/2019	36,617,000	40,577,495
4.600% due 3/15/2020	500,000	509,970

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Axis Capital Holdings
5.750% due 12/1/2014	$5,637,000	$5,843,230

Bank of America Corp.
4.050% due 2/15/2015	100,000	101,936
4.200% due 3/15/2015	90,000	92,501
5.350% due 9/15/2015	549,000	580,501
5.250% due 12/1/2015	333,000	356,221
5.625% due 10/14/2016	935,000	1,037,973
6.000% due 8/15/2017	115,000	128,623
6.050% due 8/15/2017	948,000	1,063,197
5.750% due 12/1/2017	555,000	633,037
5.350% due 3/15/2018	81,000	89,772
5.800% due 2/15/2019	10,000	11,247
7.625% due 6/1/2019	730,000	909,280
6.400% due 8/15/2019	141,000	164,150
6.750% due 8/15/2019	671,000	789,446
4.625% due 3/30/2020 (b)	750,000	750,000
5.560% due 11/23/2020 (b)	195,000	195,673

Bear Stearns Cos. LLC
2.950% due 3/10/2014 (a)	270,000	268,650

Best Buy Co., Inc.
3.750% due 3/15/2016	17,902,000	18,394,305

Block Financial LLC
5.125% due 10/30/2014	250,000	256,719

BMC Software, Inc.
7.250% due 6/1/2018	26,928,000	27,870,480

Boston Scientific Corp.
6.250% due 11/15/2015 (a)	3,358,000	3,655,475

Brocade Communications Systems, Inc.
6.875% due 1/15/2020	21,762,000	23,339,745

CA, Inc.
6.125% due 12/1/2014	1,959,000	2,038,575

Capital One Financial
6.150% due 9/1/2016	300,000	335,870

Carpenter Technology Corp.
6.990% due 4/20/2018	400,000	431,761
7.060% due 5/21/2018	500,000	541,792
7.030% due 5/22/2018	8,000	8,660

Centel Capital Corp.
9.000% due 10/15/2019	10,000	12,070

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	206,624

Centrais Eletricas Brasileiras SA
6.875% due 7/30/2019 (d)	26,873,000	28,754,110
6.875% due 7/30/2019 (d)	345,000	369,150
6.875% due 7/30/2019 (d)	1,000,000	1,070,000
5.750% due 10/27/2021 (d)	5,245,000	5,166,325

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Citigroup, Inc.
5.000% due 9/15/2014	$12,627,000	$12,922,800
2.197% due 12/28/2014 (a)	1,050,000	1,054,421
6.010% due 1/15/2015	165,000	172,544
5.500% due 2/15/2017	180,000	199,968
4.250% due 12/15/2018 (b)	15,000	15,083
4.000% due 8/11/2020 (b)	317,000	319,584
5.350% due 5/15/2023 (a) (e)	13,000,000	12,187,500

Cliffs Natural Resources Inc.
3.950% due 1/15/2018	1,638,000	1,661,885
5.900% due 3/15/2020	56,570,000	58,976,601
4.875% due 4/1/2021	500,000	484,430

CNA Financial Corp.
5.850% due 12/15/2014	1,552,000	1,614,719
6.950% due 1/15/2018	605,000	699,575

Colonial Realty LP
6.250% due 6/15/2014	125,000	126,912

Columbia Property Trust
5.875% due 4/1/2018	130,000	137,860

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	1,060,000	1,075,570
6.150% due 12/15/2015	443,000	481,978

CommonWealth REIT
5.875% due 9/15/2020	9,847,000	10,581,389

Computer Sciences Corp.
6.500% due 3/15/2018	19,477,000	22,686,790

Continental Resources, Inc.
8.250% due 10/1/2019	10,897,000	11,796,002
7.375% due 10/1/2020	5,593,000	6,306,107

Con-way Inc.
7.250% due 1/15/2018	13,089,000	15,394,051

Countrywide Financial Corp.
5.000% due 5/11/2015	30,000	29,981
5.750% due 6/24/2015 (b)	560,000	563,565
7.500% due 7/28/2015 (b)	140,000	140,016
6.250% due 5/15/2016	952,000	1,050,205
5.250% due 5/27/2020	285,000	283,845
6.000% due 8/26/2020 (b)	140,000	138,452

Countrywide Home Loans, Inc.
6.000% due 1/24/2018	1,112,000	1,100,326
5.500% due 5/16/2018	242,000	240,774

Coventry Health Care, Inc.
6.125% due 1/15/2015	1,136,000	1,190,269
5.950% due 3/15/2017	354,000	400,168

Darden Restaurants
7.125% due 2/1/2016	461,000	500,823

Diamond Offshore Drilling, Inc.
5.150% due 9/1/2014	25,000	25,553

Discover Financial Services
6.450% due 6/12/2017	590,000	668,744
10.250% due 7/15/2019	10,708,000	13,704,013

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Dominion Resources, Inc.
7.500% due 6/30/2066 (a)	$17,090,000	$18,542,650

Domtar Corp.
9.500% due 8/1/2016	580,000	679,320
10.750% due 6/1/2017	19,809,000	24,794,113

Dow Chemical Co.
2.850% due 5/15/2016	18,000	18,039

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,819,000	7,237,046

Embraer Overseas Ltd.
6.375% due 1/24/2017	2,502,000	2,780,347

Endurance Specialty Holdings Ltd.
6.150% due 10/15/2015	6,168,000	6,621,804

Enel Finance Int'l. N.V.
6.250% due 9/15/2017 (d)	2,706,000	3,066,439
5.125% due 10/7/2019 (d)	5,000,000	5,478,450
5.125% due 10/7/2019 (d)	500,000	547,845

Enterprise Products Operating LLC
7.000% due 6/1/2067 (a)	8,941,000	9,276,287
7.034% due 1/15/2068 (a)	1,483,000	1,657,253

Expedia, Inc.
7.456% due 8/15/2018	17,549,000	20,826,557
5.950% due 8/15/2020	18,711,000	20,898,428

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,904,000	2,094,891
7.375% due 4/15/2018	27,136,500	30,793,415
5.800% due 5/15/2021 (d)	12,040,000	12,570,627

Fidelity National Financial, Inc.
6.600% due 5/15/2017	16,009,000	17,971,671

Fidelity National Information Services, Inc.
7.875% due 7/15/2020	49,776,000	53,879,633

First Horizon National Corp.
5.375% due 12/15/2015	895,000	956,815

First Tennessee Bank
5.050% due 1/15/2015	2,757,000	2,850,487
5.650% due 4/1/2016	5,247,000	5,645,394

Ford Motor Credit Co.
3.250% due 6/20/2014	46,000	46,109
1.750% due 9/20/2014	10,000	9,983

Fortune Brands, Inc.
5.375% due 1/15/2016	10,000	10,736

Frontier Oil Corp.
6.875% due 11/15/2018	26,979,000	29,002,425

GATX Corp.
8.750% due 5/15/2014	45,000	45,724

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Gazprom OAO Via Gaz Capital S.A.
8.125% due 7/31/2014 (d)	$4,996,000	$5,133,390
4.950% due 5/23/2016 (d)	5,000,000	5,312,000
9.250% due 4/23/2019 (d)	11,500,000	14,073,125

GE Capital Trust I
6.375% due 11/15/2067 (a)	16,107,000	17,830,449

General Electric Capital Corp.
5.600% due 7/15/2014	500,000	507,635
5.000% due 8/15/2014	17,000	17,269
5.250% due 6/15/2015	25,000	26,264
5.400% due 6/15/2015	59,000	62,236
5.500% due 8/15/2015	30,000	31,795
5.000% due 4/15/2016	45,000	48,067
6.750% due 4/15/2018	373,000	432,630
6.300% due 5/15/2018	1,790,000	2,053,130
6.000% due 7/15/2018	57,000	65,519
6.000% due 7/15/2018	39,000	44,274
6.375% due 11/15/2067 (a)	34,937,000	38,649,056

Genworth Financial Inc.
5.750% due 6/15/2014	4,198,000	4,256,394
8.625% due 12/15/2016	8,264,000	9,771,428
6.515% due 5/22/2018	17,629,000	20,533,237
7.700% due 6/15/2020	8,418,000	10,345,655
7.200% due 2/15/2021	423,000	507,880

GFI Group Inc.
10.375% due 7/19/2018 (a)	551,000	585,438

GMAC LLC
0.000% due 6/15/2015 (c)	1,250,000	1,209,375

Goldman Sachs Group, Inc.
5.625% due 1/15/2017	565,000	626,230

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	33,964

Harsco Corp.
5.750% due 5/15/2018	24,634,000	26,339,165

Hasbro, Inc.
6.125% due 5/15/2014	150,000	151,605

HCP, Inc.
6.000% due 3/1/2015	5,949,000	6,261,888
7.072% due 6/8/2015	703,000	758,219

Hewlett-Packard Co.
5.500% due 3/1/2018	6,498,000	7,351,993

Hibernia Corp.
5.350% due 5/1/2014	20,000	20,150

Horace Mann Educators Corp.
6.850% due 4/15/2016	9,223,000	10,081,551

Hospira, Inc.
6.050% due 3/30/2017	13,212,000	14,640,547

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Hospitality Properties Trust
5.125% due 2/15/2015	$5,351,000	$5,447,264
6.300% due 6/15/2016	638,000	686,176
5.625% due 3/15/2017	2,913,000	3,176,324
6.700% due 1/15/2018	3,752,000	4,229,472

Host Hotels & Resorts LP
5.875% due 6/15/2019	3,720,000	4,035,084
6.000% due 11/1/2020	396,000	434,754

HRPT Properties Trust
6.400% due 2/15/2015	215,000	219,059
5.750% due 11/1/2015	3,495,000	3,623,235
6.250% due 8/15/2016	3,930,000	4,184,361
6.250% due 6/15/2017	2,313,000	2,503,700
6.650% due 1/15/2018	31,916,000	35,138,207

HSBC Finance Corp.
4.950% due 3/15/2014	10,000	10,013
2.000% due 4/15/2014	100,000	100,096
2.050% due 4/15/2014	20,000	20,020
2.150% due 4/15/2014	25,000	25,028
5.600% due 4/15/2014	756,000	756,836
1.900% due 6/15/2014	20,000	20,005
2.000% due 7/15/2014	40,000	40,034
5.000% due 7/15/2014	20,000	20,263
5.250% due 7/15/2014	43,000	43,543
5.500% due 7/15/2014	90,000	91,211
4.500% due 8/15/2014	236,000	238,898
6.000% due 8/15/2014	562,000	572,657
6.000% due 8/15/2014	86,000	87,797
4.600% due 9/15/2014	64,000	64,993
4.700% due 9/15/2014	17,000	17,295
5.650% due 9/15/2014	163,000	166,671
5.700% due 9/15/2014	125,000	127,946
5.800% due 9/15/2014	185,000	189,193
5.850% due 9/15/2014	347,000	354,170
5.650% due 10/15/2014	75,000	76,929
5.750% due 10/15/2014	283,000	290,977
5.350% due 11/15/2014	59,000	60,687
5.600% due 2/15/2018	250,000	277,913

HSBC USA Inc.
9.500% due 4/15/2014	157,000	158,538

Iberdrola Finance Ireland Ltd.
5.000% due 9/11/2019 (d)	7,453,000	8,211,194

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,094,633

International Game Technology
7.500% due 6/15/2019	598,000	710,993

Jabil Circuit, Inc.
7.750% due 7/15/2016	779,000	887,086
8.250% due 3/15/2018	45,628,000	54,867,670

Janus Capital Group Inc.
6.119% due 4/15/2014	46,000	46,064

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
John Hancock Life Ins. Co.
5.450% due 9/15/2015	$201,000	$210,141
5.450% due 10/15/2015	29,000	30,438
5.500% due 11/15/2015	75,000	78,784
5.250% due 12/15/2015	25,000	26,198
5.500% due 12/15/2015	25,000	26,306
5.000% due 4/15/2016	60,000	63,005

JPMorgan Chase & Co.
7.900% due 4/30/2018 (a) (e)	51,244,000	57,506,017
5.250% due 5/15/2018	65,000	65,011
5.250% due 3/15/2019	20,000	19,913

Lexmark International, Inc.
6.650% due 6/1/2018	3,370,000	3,807,032

LG&E and KU Energy LLC
2.125% due 11/15/2015 (d)	150,000	152,890

Liberty Property LP
5.650% due 8/15/2014	36,000	36,757
5.125% due 3/2/2015	58,000	60,387

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (a)	347,000	358,146

Marriott International, Inc.
5.810% due 11/10/2015	373,000	403,438

Masco Corp.
4.800% due 6/15/2015	1,475,000	1,537,688
6.125% due 10/3/2016	4,502,000	4,997,220
5.850% due 3/15/2017	3,675,000	4,051,687
6.625% due 4/15/2018	13,127,000	14,702,240
7.125% due 3/15/2020	1,440,000	1,666,800

Maytag Corp.
5.000% due 5/15/2015	53,000	55,312

MBIA Inc.
6.400% due 8/15/2022	54,745,000	54,745,000

MBNA Corp.
5.000% due 6/15/2015	800,000	841,721

Merrill Lynch & Co.
5.000% due 1/15/2015	343,000	355,753
5.300% due 9/30/2015	1,712,000	1,824,800
6.050% due 5/16/2016	3,000,000	3,301,053
6.400% due 8/28/2017	3,048,000	3,526,137
6.875% due 4/25/2018	233,000	277,471
6.500% due 7/15/2018	2,668,000	3,144,729
6.875% due 11/15/2018	2,316,000	2,788,086
8.400% due 11/1/2019	310,000	389,450

Midcontinent Express Pipeline LLC
6.700% due 9/15/2019 (d)	500,000	496,771

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Morgan Stanley
4.750% due 4/1/2014	$820,000	$822,538
6.000% due 5/13/2014	445,000	449,738
4.200% due 11/20/2014	496,000	509,015
6.000% due 4/28/2015	3,753,000	3,979,156
4.000% due 7/24/2015	200,000	208,618
5.375% due 10/15/2015	1,000,000	1,071,987
5.750% due 10/18/2016	2,178,000	2,427,052
6.250% due 8/28/2017	1,045,000	1,205,188
5.950% due 12/28/2017	2,933,000	3,364,919
6.625% due 4/1/2018	10,152,000	11,943,737
7.300% due 5/13/2019	4,020,000	4,928,838
6.250% due 7/8/2019 (b)	172,000	178,003
5.625% due 9/23/2019	400,000	459,442
5.500% due 1/26/2020	10,000	11,392
3.500% due 10/15/2020 (b)	2,255,000	2,266,593

Mylan Inc.
6.000% due 11/15/2018 (d)	2,565,000	2,718,633
7.875% due 7/15/2020 (d)	3,600,000	4,044,661

NASDAQ OMX Group, Inc.
4.000% due 1/15/2015	250,000	256,972

National City Bank of Indiana
4.250% due 7/1/2018	200,000	216,542

National Retail Properties Inc.
6.875% due 10/15/2017	2,273,000	2,647,979

National Rural Utilities
7.200% due 10/1/2015	30,000	32,327

NationsBank Corp.
7.750% due 8/15/2015	2,251,000	2,462,668

NET Servicos de Comunicacao S.A.
7.500% due 1/27/2020	44,697,000	48,719,730

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	96,000	108,181

NiSource Finance Corp.
5.400% due 7/15/2014	232,000	236,006

Northern Indiana Public Service Co.
7.590% due 6/12/2017	182,000	204,183

Odyssey Re Holdings Corp.
6.875% due 5/1/2015	35,000	36,965

Ohio Casualty Corp.
7.300% due 6/15/2014	658,000	669,295

Owens Corning
6.500% due 12/1/2016	3,372,000	3,749,937

Petrobras Energia S.A.
5.875% due 5/15/2017 (d)	13,500,000	14,276,250
5.875% due 5/15/2017 (d)	24,549,000	25,960,567

Petrobras Int'l. Finance Co.
7.875% due 3/15/2019	11,150,000	12,744,584
5.750% due 1/20/2020	5,070,000	5,276,455
5.375% due 1/27/2021	250,000	250,626

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Petrohawk Energy Corp.
7.250% due 8/15/2018	$41,891,000	$44,660,163
6.250% due 6/1/2019	157,000	171,212

Pitney Bowes Inc.
5.000% due 3/15/2015	865,000	897,518
5.750% due 9/15/2017	67,000	74,992
6.250% due 3/15/2019	918,000	1,040,160
5.250% due 1/15/2037	43,717,000	47,404,092

Plains Exploration & Production Co.
6.125% due 6/15/2019	3,108,000	3,422,685
7.625% due 4/1/2020	10,348,000	11,356,930
6.500% due 11/15/2020	5,846,000	6,459,830
6.625% due 5/1/2021	2,152,000	2,351,060
6.750% due 2/1/2022	12,322,000	13,615,810
6.875% due 2/15/2023	3,641,000	4,059,715

Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	15,128,000	17,130,297

PNC Financial Services Group
6.750% due 8/1/2021 (a) (e)	16,995,000	18,205,894

PNC Funding Corp.
5.250% due 11/15/2015	352,000	377,529

PNM Resources Inc.
9.250% due 5/15/2015	617,000	678,706

PPL Energy Supply, LLC
5.400% due 8/15/2014	15,000	15,326
6.500% due 5/1/2018	1,000,000	1,133,996

Principal Life Income Funding Trusts
5.000% due 4/15/2014	30,000	30,129
5.000% due 4/15/2014	40,000	40,127
5.000% due 4/15/2014	5,000	5,015
3.117% due 4/1/2016 (a)	50,000	51,068

Prologis, Inc.
6.250% due 3/15/2017	63,000	71,533
6.875% due 3/15/2020	4,000	4,807

Protective Life Corp.
4.875% due 11/1/2014	820,000	839,523

Protective Life Secured Trusts
4.250% due 3/15/2014	20,000	20,014

Provident Cos., Inc.
7.000% due 7/15/2018	1,057,000	1,210,352

Prudential Financial, Inc.
6.200% due 1/15/2015	1,100,000	1,154,054
5.000% due 3/16/2015	142,000	146,474
8.875% due 6/15/2038 (a)	31,958,000	38,988,760

Prudential PLC
11.750% due 12/23/2014 (a) (d) (e)	29,368,000	31,717,440

Qwest Corp.
7.500% due 10/1/2014	1,525,000	1,580,521

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
R.R. Donnelley & Sons Co.
5.500% due 5/15/2015	$3,314,000	$3,471,415
8.600% due 8/15/2016	327,000	378,503
6.125% due 1/15/2017	1,669,000	1,827,555

Regions Bank / Birmingham AL
7.500% due 5/15/2018	15,723,000	18,720,747

Regions Financial Corp.
7.750% due 11/10/2014	8,764,000	9,191,245

Reinsurance Group of America, Inc.
6.750% due 12/15/2065 (a)	33,720,000	33,888,600

Ryder System, Inc.
5.850% due 3/1/2014	102,000	102,000

Seagate HDD Cayman
7.750% due 12/15/2018	7,375,000	7,992,656
6.875% due 5/1/2020	23,164,000	25,132,940

Security Benefit Life Insurance
8.750% due 5/15/2016 (d)	8,000,000	8,903,240

Seminole Indian Tribe of Florida
8.030% due 10/1/2020 (d)	37,500,000	41,625,000

SESI LLC
6.375% due 5/1/2019	632,000	674,660
7.125% due 12/15/2021	392,000	435,120

Skyway Concession Co. LLC
0.527% due 6/30/2017 (a) (d)	16,575,000	15,000,375

SL Green Realty Corp.
5.000% due 8/15/2018	16,015,000	17,492,864

SLM Corp.
4.700% due 3/15/2014	25,000	24,994
4.950% due 3/15/2014	15,000	14,997
5.150% due 3/15/2014	10,000	9,999
3.037% due 4/1/2014 (a)	155,000	154,817
3.617% due 6/2/2014 (a)	70,000	68,866
5.050% due 11/14/2014	142,000	145,692
2.987% due 12/15/2014 (a)	444,000	441,678
5.000% due 3/15/2015 (b)	11,000	10,936
5.000% due 4/15/2015	425,000	442,000
3.187% due 9/15/2015 (a)	90,000	90,638
5.000% due 9/15/2015	55,000	54,473
5.000% due 9/15/2015	140,000	138,652
5.000% due 9/15/2015	46,000	45,557
5.250% due 9/15/2015	75,000	74,552
3.287% due 12/15/2015 (a)	128,000	129,025
5.150% due 3/15/2017	3,085,000	3,023,300
4.800% due 6/15/2017 (b)	59,000	57,054
5.100% due 6/15/2017 (b)	35,000	34,154
4.700% due 12/15/2017 (b)	33,000	31,588
5.250% due 3/15/2018	5,000	4,863
5.450% due 3/15/2018	74,000	72,475
5.600% due 3/15/2018	30,000	29,542
5.000% due 6/15/2018	168,000	167,916
5.600% due 6/15/2018	29,000	28,494
8.450% due 6/15/2018	9,790,000	11,588,912
5.200% due 12/15/2018 (b)	30,000	28,848
5.450% due 12/15/2018 (b)	46,000	44,703
5.250% due 3/15/2019	42,000	40,307

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp. (continued)
5.500% due 3/15/2019	$800,000	$776,599
5.500% due 3/15/2019 (b)	375,000	375,139
5.900% due 3/15/2019 (b)	30,000	29,624
6.000% due 3/15/2019 (b)	110,000	109,062
6.000% due 3/15/2019 (b)	61,000	60,480
6.200% due 3/15/2019 (b)	44,000	43,982
6.250% due 3/15/2019 (b)	20,000	20,011
5.190% due 4/24/2019	731,000	712,793
3.487% due 5/3/2019 (a)	217,000	208,923
5.000% due 6/15/2019	158,000	149,079
5.000% due 6/15/2019	48,000	45,290
5.150% due 6/15/2019	11,000	10,478
6.000% due 6/15/2019	25,000	24,645
6.000% due 6/15/2019	94,000	92,665
5.500% due 9/15/2019	5,000	4,783
6.000% due 9/15/2019	43,000	42,134
8.000% due 3/25/2020	20,888,000	24,125,640
6.000% due 9/15/2020 (b)	15,000	14,283
6.250% due 9/15/2020 (b)	154,000	148,569
6.500% due 12/15/2020 (b)	71,000	71,036
6.750% due 12/15/2020 (b)	306,000	300,841
6.750% due 12/15/2020 (b)	95,000	93,398
6.000% due 6/15/2021	40,000	36,982
6.000% due 6/15/2021	251,000	232,050
6.000% due 6/15/2021	381,000	353,736
6.000% due 6/15/2021 (b)	67,000	65,713
6.150% due 6/15/2021	271,000	254,044
6.150% due 6/15/2021	152,000	142,490
7.000% due 6/15/2021 (b)	194,000	191,765
7.250% due 1/25/2022	805,000	885,500
5.400% due 4/25/2023 (b)	70,000	61,296

StanCorp Financial Group, Inc.
6.900% due 6/1/2067 (a)	2,508,000	2,520,540

Standard Chartered PLC
4.000% due 7/12/2022 (a) (d)	16,338,000	16,688,221

Stanley Black & Decker Inc.
5.750% due 12/15/2053 (a)	31,520,000	33,884,000

State Bank of India/London
4.125% due 8/1/2017 (d)	9,500,000	9,748,615

Steelcase Inc.
6.375% due 2/15/2021	787,000	898,824

Sunoco, Inc.
4.875% due 10/15/2014	2,608,000	2,673,500
9.625% due 4/15/2015	6,466,000	7,076,345

SunTrust Bank
5.000% due 9/1/2015	690,000	731,371
5.450% due 12/1/2017	51,000	57,334

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	18,838
7.450% due 7/1/2018	130,000	153,907

Tech Data Corp.
3.750% due 9/21/2017	4,301,000	4,470,993

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Telecom Italia
6.175% due 6/18/2014	$1,805,000	$1,829,819
6.999% due 6/4/2018	18,868,000	21,391,595
7.175% due 6/18/2019	1,480,000	1,696,450

Textron Financial Corp.
5.125% due 8/15/2014	153,000	154,702
6.200% due 3/15/2015	1,592,000	1,678,200

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,807,045

UDR, Inc.
5.500% due 4/1/2014	421,000	422,462
5.250% due 1/15/2015	690,000	716,562

Unitrin, Inc.
6.000% due 11/30/2015	10,185,000	10,866,376
6.000% due 5/15/2017	8,974,000	9,915,947

Unum Group
7.125% due 9/30/2016	2,200,000	2,514,024

Warner Chilcott Co. LLC
7.750% due 9/15/2018	49,463,000	52,925,410

Washington Real Estate Investment Trust
5.350% due 5/1/2015	45,000	47,080

Wells Fargo & Co.
7.980% due 3/15/2018 (a) (e)	52,921,000	60,329,940

Western Union Co.
5.930% due 10/1/2016	33,095,000	36,784,464

Westinghouse Credit
8.875% due 6/14/2014	93,000	95,122

Westvaco Corp.
7.650% due 3/15/2027	310,000	345,747
7.500% due 6/15/2027	796,000	883,979

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	229,257

White Mountains Re Group, Ltd.
6.375% due 3/20/2017 (d)	17,496,000	19,701,896

Willis N.A. Inc.
6.200% due 3/28/2017	1,802,000	1,968,130

WPP Finance UK
5.875% due 6/15/2014	505,000	512,086

Wyndham Worldwide
6.000% due 12/1/2016	2,615,000	2,895,637
5.750% due 2/1/2018	2,025,000	2,214,530

Wynn Las Vegas LLC
7.875% due 5/1/2020	4,158,000	4,573,800
7.750% due 8/15/2020	51,243,000	57,264,052

XL Group PLC
5.250% due 9/15/2014	4,220,000	4,322,571
6.500% due 4/15/2017 (a) (e)	55,735,000	54,968,644

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Zions Bancorporation
7.750% due 9/23/2014	$17,294,000	$17,927,514
3.500% due 9/15/2015	4,790,000	4,790,800
2.550% due 11/16/2015	1,971,000	1,976,962
5.500% due 5/10/2016	2,943,000	2,942,900
2.750% due 5/16/2016	11,325,000	11,306,676
4.000% due 6/20/2016	60,000	62,158
5.250% due 11/7/2016	1,233,000	1,237,371
3.050% due 2/15/2017	3,700,000	3,729,600
4.500% due 3/27/2017	1,125,000	1,196,853

Total Corporate Bonds		2,357,041,401

Federal Agency Mortgage-Backed Securities - 0.0%
Fannie Mae
6.000% due 8/1/2014, Pool #25-5434F	1,549	1,565
7.000% due 7/1/2015, Pool #53-5461F	2,195	2,248
8.000% due 9/1/2015, Pool #53-5460F	5,052	5,199
6.500% due 1/1/2019, Pool #76-9194F	47,115	50,040
6.000% due 10/1/2037, Pool #88-8736F	254,511	275,742
6.000% due 3/1/2038, Pool #25-7134F	172,856	187,238

Freddie Mac
4.500% due 5/1/2018, Pool #P1-0032	33,569	34,536
6.500% due 12/1/2018, Pool #C9-0241	33,425	37,412
6.000% due 11/1/2021, Pool #G1-2449	55,983	60,797
6.000% due 2/1/2022, Pool #G1-2758	102,353	112,678

Ginnie Mae
5.500% due 6/15/2017, Pool #58-4476X	1,326	1,415
5.500% due 7/20/2018, Pool #00-3411M	10,580	11,284
7.000% due 5/15/2033, Pool #78-2071X	46,785	55,533
5.500% due 6/20/2038, Pool #00-4163M	43,204	46,187

Total Federal Agency Mortgage-Backed Securities		881,874

Sovereign Bonds - 0.0%
South Africa Gov't. Int'l. Bond
6.500% due 6/2/2014	37,000	37,466

Total Sovereign Government Bonds		37,466

Taxable Municipal Bonds - 2.3%
Casino Reinvestment Development Authority NJ
5.340% due 6/1/2020	3,160,000	3,127,673

City of Cleveland OH Airport System Revenue
5.239% due 1/1/2017	650,000	679,003

City of Detroit MI Water Supply System Revenue
3.607% due 7/1/2016	500,000	498,260

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
County of Reeves TX Certs. of Participation
5.150% due 12/1/2014	$70,000	$70,649
6.150% due 12/1/2015	930,000	982,303
7.000% due 12/1/2015	10,000	10,706
5.000% due 12/1/2016	50,000	52,326
6.000% due 12/1/2016	75,000	78,663
5.000% due 12/1/2017	45,000	47,068
6.250% due 12/1/2017	20,000	20,933
7.400% due 12/1/2017	160,000	170,538
5.625% due 12/1/2018	25,000	26,578
6.500% due 12/1/2018	125,000	130,596
7.500% due 12/1/2018	35,000	37,150
6.750% due 12/1/2019	615,000	637,737
6.125% due 12/1/2020	375,000	399,675
6.875% due 12/1/2020	325,000	338,075
6.375% due 12/1/2021	45,000	48,094
7.000% due 12/1/2021	330,000	342,834
7.700% due 12/1/2021	3,085,000	3,240,638

Garza County TX Public Facility Corp.
6.200% due 10/1/2020	1,365,000	1,388,150

Harris County-Houston TX Sports Authority
6.500% due 11/15/2016	205,000	209,986

Kentucky Economic Development Finance Authority
7.000% due 12/1/2021	85,000	86,786

Lancaster PA Parking Authority
5.760% due 12/1/2017	520,000	547,576

LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (d)	365,000	371,387
5.983% due 12/1/2022 (d)	7,295,000	7,318,709

Los Angeles CA Community College District
4.760% due 8/1/2015	40,000	40,598

Memphis TN Health Educational & Housing Facility Board
4.500% due 3/1/2018 (g)	250,000	246,702

New Jersey Economic Development Authority
5.000% due 6/15/2017 (d)	925,000	943,278

Puerto Rico Commonwealth Gov't. Development Bank
4.704% due 5/1/2016	24,080,000	21,100,100
3.875% due 2/1/2017	8,000,000	6,401,360
4.375% due 2/1/2019	12,395,000	8,894,900

Willacy County TX Local Gov't. Corp.
7.800% due 12/1/2028	60,000	60,971

Willacy County TX Public Facility Corp
5.000% due 12/1/2015	1,230,000	1,260,381
6.000% due 12/1/2016	1,330,000	1,378,678
6.000% due 12/1/2017	240,000	251,402

Total Taxable Municipal Bonds		61,440,463

TOTAL BONDS (COST $2,582,302,906)		2,622,624,766

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.042% (f)	100,000	$100,000

Total Money Market Funds		100,000

TOTAL SHORT-TERM INVESTMENTS (COST $100,000)		100,000

TOTAL INVESTMENTS - 96.6% (COST $2,582,402,906)		2,622,724,766

NET OTHER ASSETS AND LIABILITIES - 3.4%		93,255,885

NET ASSETS - 100.0%		$2,715,980,651

(a) Interest rate shown represents the current coupon rate at February 28, 2014.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c) Zero-coupon security.
(d) Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board.
(e) Perpetual maturity; date shown represents next contractual call date.
(f) Interest rate shown represents the 7-day yield at February 28, 2014.
(g) When-issued security.

PLC: Public Limited Company

At February 28, 2014, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$2,582,403,254
Unrealized appreciation	$63,591,307
Unrealized depreciation	$(23,269,795)
Net unrealized appreciation (depreciation)	$40,321,512

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2014

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are generally valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Investments in money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of February 28, 2014.

In accordance with generally accepted accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

1

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2014:

LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$123,927,469	$-	$-	$123,927,469
Short-term securities	35,612	-	-	35,612
Total Assets	$123,963,081	$-	$-	$123,963,081

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$36,095,085	$-	$-	$36,095,085
Short-term securities	816	-	-	816
Total Assets	$36,095,901	$-	$-	$36,095,901

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	-	$2,622,624,766	$-	$2,622,624,766
Short-term securities	$100,000	-	-	$100,000
Total Assets	$100,000	$2,622,624,766	$-	$2,622,724,766

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the three-month period ended February 28, 2014. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

2

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

2

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of April, 2014.

THOMPSON IM FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of April, 2014.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

3